CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.5%
Communication Services - 4.1%
Advertising - 0.3%
AppLovin Corp. - Class A (a)	1,753	$547,041
Trade Desk, Inc. - Class A (a)	4,586	62,920
		609,961
Cable & Satellite - 0.0% (b)
Charter Communications, Inc. - Class A (a)	346	52,744

Integrated Telecommunication Services - 0.6%
AT&T, Inc.	14,042	363,548
Comcast Corp. - Class A	11,805	314,249
Verizon Communications, Inc.	8,609	430,622
		1,108,419
Interactive Home Entertainment - 0.2%
ROBLOX Corp. - Class A (a)	781	32,247
Take-Two Interactive Software, Inc. (a)	1,461	320,982
		353,229
Interactive Media & Services - 2.3%
Alphabet, Inc. - Class A	2,733	927,443
Alphabet, Inc. - Class C	5,253	1,761,909
Meta Platforms, Inc. - Class A	2,484	1,421,693
Reddit, Inc. - Class A (a)	1,815	268,275
		4,379,320
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	33	5,936
Netflix, Inc. (a)	4,197	340,167
Spotify Technology SA (a)	694	377,272
Walt Disney Co.	3,132	336,847
Warner Bros Discovery, Inc. (a)	446	12,724
		1,072,946
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,849	333,634
Total Communication Services		7,910,253

Consumer Discretionary - 6.1%
Apparel Retail - 0.4%
Ross Stores, Inc.	1,538	351,494
TJX Cos., Inc.	2,371	317,501
		668,995
Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	604	209,528
Tapestry, Inc.	134	16,534
		226,062

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Automobile Manufacturers - 0.6%
Ford Motor Co.	24,806	$345,796
General Motors Co.	4,503	388,699
Rivian Automotive, Inc. - Class A (a)	678	10,889
Tesla, Inc. (a)	1,168	429,765
		1,175,149
Automotive Retail - 0.5%
AutoZone, Inc. (a)	99	296,133
Carvana Co. (a)	4,186	307,504
O'Reilly Automotive, Inc. (a)	3,663	325,274
		928,911
Broadline Retail - 1.2%
Amazon.com, Inc. (a)	7,253	1,884,112
Coupang, Inc. (a)	17,550	281,853
eBay, Inc.	469	48,569
		2,214,534
Casinos & Gaming - 0.5%
Accel Entertainment, Inc. (a)	82,858	964,467

Consumer Electronics - 0.0% (b)
Garmin Ltd.	59	16,762

Distributors - 0.0% (b)
Genuine Parts Co.	12	1,628

Footwear - 0.1%
NIKE, Inc. - Class B	5,570	217,564

Home Improvement Retail - 0.3%
Home Depot, Inc.	941	308,488
Lowe's Cos., Inc.	1,304	266,929
		575,417
Homebuilding - 0.0% (b)
DR Horton, Inc.	88	12,721
NVR, Inc. (a)	4	25,261
PulteGroup, Inc.	353	44,591
		82,573
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. - Class A (a)	2,653	486,083
Booking Holdings, Inc.	1,725	343,430
Carnival Corp. Ltd.	1,027	24,535
Expedia Group, Inc.	537	170,294
Hilton Worldwide Holdings, Inc.	1,071	338,736
Marriott International, Inc. - Class A	1,094	373,885

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Royal Caribbean Cruises Ltd.	1,254	$337,000
		2,073,963
Other Specialty Retail - 0.0% (b)
Tractor Supply Co.	2,038	71,126

Restaurants - 1.3%
Chipotle Mexican Grill, Inc. (a)	250	9,508
DoorDash, Inc. - Class A (a)	2,213	512,841
McDonald's Corp.	1,247	328,634
Starbucks Corp.	11,856	1,259,700
Yum! Brands, Inc.	2,223	340,808
		2,451,491
Total Consumer Discretionary		11,668,642

Consumer Staples - 2.5%
Agricultural Products & Services - 0.0% (b)
Archer-Daniels-Midland Co.	387	31,459

Consumer Staples Merchandise Retail - 0.9%
Costco Wholesale Corp.	1,017	959,936
Dollar Tree, Inc. (a)	717	90,765
Target Corp.	340	54,699
Walmart, Inc.	5,380	564,201
		1,669,601
Food Distributors - 0.0% (b)
Sysco Corp.	104	8,432
US Foods Holding Corp. (a)	32	3,355
		11,787
Food Retail - 0.0% (b)
Kroger Co.	1,404	80,786

Household Products - 0.4%
Church & Dwight Co., Inc.	82	8,182
Colgate-Palmolive Co.	4,137	371,586
Procter & Gamble Co.	2,327	337,694
		717,462
Packaged Foods & Meats - 0.2%
General Mills, Inc.	1,502	61,883
Hershey Co.	218	38,414
Mondelez International, Inc. - Class A	5,847	362,923
		463,220
Personal Care Products - 0.0% (b)
Estee Lauder Cos., Inc. - Class A	131	13,401

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.6%
Coca-Cola Co.	4,723	$418,788
Monster Beverage Corp. (a)	8,660	397,667
PepsiCo, Inc.	2,334	327,554
		1,144,009
Tobacco - 0.4%
Altria Group, Inc.	5,698	390,199
Philip Morris International, Inc.	1,956	366,359
		756,558
Total Consumer Staples		4,888,283

Energy - 3.6%
Integrated Oil & Gas - 0.6%
Chevron Corp.	2,094	431,657
ExxonMobil Holdings Corp.	2,493	401,248
Occidental Petroleum Corp.	5,904	355,303
		1,188,208
Oil & Gas Equipment & Services - 0.4%
Baker Hughes Co.	5,447	346,157
Halliburton Co.	339	12,492
SLB Ltd.	6,576	395,218
TechnipFMC PLC	36	2,813
		756,680
Oil & Gas Exploration & Production - 0.5%
ConocoPhillips	3,334	441,722
Devon Energy Corp.	954	46,278
Diamondback Energy, Inc.	195	39,094
EOG Resources, Inc.	2,515	364,574
EQT Corp.	617	33,429
		925,097
Oil & Gas Refining & Marketing - 1.1%
HF Sinclair Corp.	4,396	446,677
Marathon Petroleum Corp.	1,525	569,313
Phillips 66	2,146	529,161
Valero Energy Corp.	1,428	512,538
		2,057,689
Oil & Gas Storage & Transportation - 1.0%
Cheniere Energy, Inc.	1,646	480,122
Golar LNG Ltd.	6,286	323,666
Kinder Morgan, Inc.	11,492	370,502
ONEOK, Inc.	3,986	382,696
Targa Resources Corp.	30	8,810
Williams Cos., Inc.	4,744	356,037
		1,921,833
Total Energy		6,849,507

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Financials - 12.0%
Asset Management & Custody Banks - 1.5%
Ameriprise Financial, Inc.	81	$44,802
Ares Management Corp. - Class A	2,317	331,725
Bank of New York Mellon Corp.	2,690	433,843
Blackrock, Inc.	250	288,902
Blackstone, Inc.	9,809	1,405,041
KKR & Co., Inc.	3,023	331,684
State Street Corp.	79	15,119
		2,851,116
Commercial & Residential Mortgage Finance - 0.1%
Rocket Cos., Inc. - Class A (a)	16,947	227,259

Consumer Finance - 0.5%
American Express Co.	1,487	490,963
Capital One Financial Corp.	1,588	340,642
SoFi Technologies, Inc. (a)	2,914	52,102
Synchrony Financial	133	10,252
		893,959
Diversified Banks - 2.3%
Bank of America Corp.	8,542	529,092
Citigroup, Inc.	3,045	400,783
Fifth Third Bancorp	215	11,561
JPMorgan Chase & Co.	5,811	2,068,832
KeyCorp	225	4,862
NU Holdings Ltd. - Class A (a)	23,183	337,313
PNC Financial Services Group, Inc.	1,567	375,500
US Bancorp	6,183	380,749
Wells Fargo & Co.	3,872	334,502
		4,443,194
Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	2,588	353,469

Financial Exchanges & Data - 0.9%
CME Group, Inc.	1,199	342,314
Coinbase Global, Inc. - Class A (a)	1,757	330,527
Intercontinental Exchange, Inc.	1,998	321,079
Moody's Corp.	790	398,665
MSCI, Inc.	113	64,482
Nasdaq, Inc.	75	7,396
S&P Global, Inc.	671	292,449
		1,756,912
Insurance Brokers - 1.0%
Aon PLC - Class A	3,255	1,046,547

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Arthur J Gallagher & Co.	1,569	$411,313
Brown & Brown, Inc.	234	16,888
Marsh & McLennan Cos., Inc.	1,877	356,255
		1,831,003
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	3,361	369,105
Evercore, Inc. - Class A	560	160,401
Goldman Sachs Group, Inc.	680	697,612
Interactive Brokers Group, Inc. - Class A	4,610	448,507
LPL Financial Holdings, Inc.	145	53,670
Morgan Stanley	1,929	411,494
Raymond James Financial, Inc.	15	2,672
Robinhood Markets, Inc. - Class A (a)	3,415	357,926
		2,501,387
Life & Health Insurance - 0.2%
Aflac, Inc.	3,151	365,043
MetLife, Inc.	264	25,125
Principal Financial Group, Inc.	61	6,720
Prudential Financial, Inc.	155	18,228
		415,116
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc. - Class B (a)	5,430	2,736,883

Property & Casualty Insurance - 1.0%
Allstate Corp.	1,613	415,831
American International Group, Inc.	1,113	84,989
Arch Capital Group Ltd. (a)	2,716	266,358
Chubb Ltd.	1,142	386,681
Cincinnati Financial Corp.	107	18,179
Hartford Insurance Group, Inc.	59	8,106
Loews Corp.	129	13,969
Markel Group, Inc. (a)	5	9,015
Progressive Corp.	1,684	367,247
Travelers Cos., Inc.	1,141	417,526
		1,987,901
Regional Banks - 0.2%
Citizens Financial Group, Inc.	327	22,521
Huntington Bancshares, Inc.	1,101	18,370
M&T Bank Corp.	66	15,440
Regions Financial Corp.	390	11,653
Truist Financial Corp.	6,844	339,326
		407,310
Reinsurance - 0.0% (b)
Reinsurance Group of America, Inc.	56	13,778

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Transaction & Payment Processing Services - 1.4%
Affirm Holdings, Inc. (a)	1,835	$136,616
Block, Inc. (a)	3,387	277,802
Corpay, Inc. (a)	31	12,533
Fidelity National Information Services, Inc.	150	6,115
Fiserv, Inc. (a)	1,592	84,870
Mastercard, Inc. - Class A	2,102	1,238,730
PayPal Holdings, Inc.	265	13,956
Toast, Inc. - Class A (a)	770	26,249
Visa, Inc. - Class A	2,373	900,245
		2,697,116
Total Financials		23,116,403

Health Care - 7.5%
Biotechnology - 1.7%
AbbVie, Inc.	4,192	1,074,913
Alnylam Pharmaceuticals, Inc. (a)	1,009	242,856
Amgen, Inc.	1,017	437,188
Gilead Sciences, Inc.	2,504	366,435
Incyte Corp. (a)	631	77,752
Natera, Inc. (a)	1,079	347,395
Regeneron Pharmaceuticals, Inc.	451	360,385
Vertex Pharmaceuticals, Inc. (a)	734	399,678
		3,306,602
Health Care Distributors - 0.4%
Cardinal Health, Inc.	62	14,547
Cencora, Inc.	1,072	346,899
McKesson Corp.	422	373,605
		735,051
Health Care Equipment - 1.2%
Abbott Laboratories	3,281	362,091
Becton Dickinson & Co.	1,733	325,995
Boston Scientific Corp. (a)	3,763	181,753
Dexcom, Inc. (a)	316	28,775
Edwards Lifesciences Corp. (a)	3,221	292,306
GE HealthCare Technologies, Inc.	723	51,499
IDEXX Laboratories, Inc. (a)	288	160,327
Intuitive Surgical, Inc. (a)	670	252,496
Medtronic PLC	3,456	313,286
ResMed, Inc.	27	6,483
Stryker Corp.	989	320,238
		2,295,249

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	703	$291,358
Tenet Healthcare Corp. (a)	9	2,393
		293,751
Health Care Services - 0.5%
Cigna Group	1,278	352,830
CVS Health Corp.	4,686	440,062
Labcorp Holdings, Inc.	301	100,131
Quest Diagnostics, Inc.	66	15,860
		908,883
Health Care Technology - 0.0% (b)
Veeva Systems, Inc. - Class A (a)	47	13,427

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	47	7,217
Danaher Corp.	1,759	375,652
IQVIA Holdings, Inc. (a)	1,469	383,688
Mettler-Toledo International, Inc. (a)	105	147,540
Thermo Fisher Scientific, Inc.	2,737	1,689,003
Waters Corp. (a)	240	99,511
		2,702,611
Managed Health Care - 0.5%
Centene Corp. (a)	10	643
Elevance Health, Inc.	1,091	428,261
Humana, Inc.	2	767
UnitedHealth Group, Inc.	1,193	464,566
		894,237
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	6,311	421,638
Eli Lilly & Co.	824	953,146
Johnson & Johnson	2,198	584,338
Merck & Co., Inc.	4,572	675,559
Pfizer, Inc.	13,325	379,229
Zoetis, Inc.	2,881	222,125
		3,236,035
Total Health Care		14,385,846

Industrials - 9.0%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	125	70,820
Boeing Co. (a)	1,472	305,852
BWX Technologies, Inc.	55	8,376
General Dynamics Corp.	999	370,979
General Electric Co.	2,227	747,626

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
HEICO Corp. - Class A	70	$17,092
Honeywell Aerospace, Inc. (a)	819	129,492
Howmet Aerospace, Inc.	1,658	406,127
Huntington Ingalls Industries, Inc.	14	4,077
L3Harris Technologies, Inc.	963	256,399
Lockheed Martin Corp.	558	313,166
Northrop Grumman Corp.	508	274,167
Rocket Lab Corp. (a)	4,078	260,666
RTX Corp.	1,749	363,320
Textron, Inc.	344	27,713
TransDigm Group, Inc.	285	333,946
		3,889,818
Agricultural & Farm Machinery - 0.2%
Deere & Co.	673	440,754

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	157	23,497
FedEx Corp.	919	300,880
United Parcel Service, Inc. - Class B	3,287	342,604
		666,981
Building Products - 0.5%
Carrier Global Corp.	5,456	317,649
Johnson Controls International PLC	2,438	337,029
Trane Technologies PLC	818	363,519
		1,018,197
Cargo Ground Transportation - 0.0% (b)
Fedex Freight Holding Co., Inc. (a)	459	61,387
Old Dominion Freight Line, Inc.	30	5,999
		67,386
Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	341	527,056
EMCOR Group, Inc.	39	28,647
MasTec, Inc. (a)	426	102,146
Quanta Services, Inc.	585	355,148
		1,012,997
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	525	418,672
Cummins, Inc.	566	319,450
PACCAR, Inc.	2,719	337,509
Westinghouse Air Brake Technologies Corp.	77	22,017
		1,097,648
Data Processing & Outsourced Services - 0.0% (b)
Broadridge Financial Solutions, Inc.	80	14,590

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Diversified Support Services - 0.4%
Cintas Corp.	1,977	$398,939
Copart, Inc. (a)	8,686	286,551
		685,490
Electrical Components & Equipment - 1.0%
AMETEK, Inc.	1,487	349,698
Eaton Corp. PLC	2,203	885,341
Emerson Electric Co.	2,388	364,027
Rockwell Automation, Inc.	5	2,122
Vertiv Holdings Co. - Class A	1,194	308,912
		1,910,100
Environmental & Facilities Services - 0.4%
Republic Services, Inc.	2,012	444,491
Veralto Corp.	120	11,828
Waste Management, Inc.	1,542	337,575
		793,894
Heavy Electrical Equipment - 0.4%
GE Vernova, Inc.	854	767,345

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	1,401	400,910
Paychex, Inc.	615	78,314
		479,224
Industrial Conglomerates - 0.3%
3M Co.	2,298	394,865
Honeywell International, Inc.	820	174,988
		569,853
Industrial Machinery & Supplies & Components - 0.4%
Dover Corp.	30	5,827
Graco, Inc.	1,392	107,782
Illinois Tool Works, Inc.	1,267	348,894
Ingersoll Rand, Inc.	33	2,543
Otis Worldwide Corp.	27	1,920
Parker-Hannifin Corp.	364	356,516
Xylem, Inc.	26	2,863
		826,345
Passenger Airlines - 0.0% (b)
Delta Air Lines, Inc.	217	16,926
Southwest Airlines Co.	44	1,696
United Airlines Holdings, Inc. (a)	472	50,971
		69,593
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	5,041	381,352

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Rail Transportation - 0.7%
CSX Corp.	8,130	$410,646
Norfolk Southern Corp.	1,211	415,119
Union Pacific Corp.	1,505	452,508
		1,278,273
Research & Consulting Services - 0.0% (b)
Mobility Global, Inc.	671	13,621
Verisk Analytics, Inc.	21	4,070
		17,691
Trading Companies & Distributors - 0.7%
Fastenal Co.	1,135	55,967
Ferguson Enterprises, Inc.	1,378	309,375
United Rentals, Inc.	454	471,252
WW Grainger, Inc.	298	390,228
		1,226,822
Total Industrials		17,214,353

Information Technology - 17.2%
Application Software - 1.7%
Adobe, Inc. (a)	1,208	353,690
Autodesk, Inc. (a)	40	10,341
Cadence Design Systems, Inc. (a)	1,232	417,377
Datadog, Inc. - Class A (a)	951	225,425
Fair Isaac Corp. (a)	14	16,061
Intuit, Inc.	700	251,510
Palantir Technologies, Inc. - Class A (a)	3,730	695,198
Roper Technologies, Inc.	89	37,793
Salesforce, Inc.	1,646	423,911
Strategy, Inc. - Class A (a)	2,405	319,721
Synopsys, Inc. (a)	721	316,944
Tyler Technologies, Inc. (a)	359	133,627
Workday, Inc. - Class A (a)	100	19,745
		3,221,343
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	2,353	460,459
Ciena Corp. (a)	709	271,405
Cisco Systems, Inc.	7,603	840,055
F5, Inc. (a)	250	101,782
Lumentum Holdings, Inc. (a)	118	107,942
Motorola Solutions, Inc.	656	318,357
Ubiquiti, Inc.	65	38,351
		2,138,351
Electronic Components - 0.6%
Amphenol Corp. - Class A	4,334	687,156
Coherent Corp. (a)	255	70,846

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Corning, Inc.	2,142	$318,580
		1,076,582
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	1,060	342,062

Electronic Manufacturing Services - 0.0% (b)
Jabil, Inc.	123	37,547

Internet Services & Infrastructure - 1.1%
Akamai Technologies, Inc. (a)	150	16,293
Cloudflare, Inc. - Class A (a)	1,932	589,473
MongoDB, Inc. (a)	290	131,477
Okta, Inc. (a)	200	34,608
Shopify, Inc. - Class A (a)	4,204	619,543
Snowflake, Inc. - Class A (a)	1,741	577,020
Twilio, Inc. - Class A (a)	834	196,515
VeriSign, Inc.	156	44,972
		2,209,901
IT Consulting & Other Services - 0.3%
Accenture PLC - Class A	1,333	252,950
Cognizant Technology Solutions Corp. - Class A	372	24,024
International Business Machines Corp.	1,116	260,999
		537,973
Semiconductor Materials & Equipment - 0.7%
Applied Materials, Inc.	1,034	473,975
KLA Corp.	2,158	378,621
Lam Research Corp.	1,436	432,940
MKS, Inc.	367	94,040
Teradyne, Inc.	139	48,626
		1,428,202
Semiconductors - 4.5%
Advanced Micro Devices, Inc. (a)	1,405	661,362
Analog Devices, Inc.	1,106	400,527
Broadcom, Inc.	5,304	1,964,283
First Solar, Inc. (a)	215	43,409
Intel Corp. (a)	8,496	760,477
Marvell Technology, Inc.	2,628	556,242
Microchip Technology, Inc.	802	58,907
Micron Technology, Inc.	811	777,530
Monolithic Power Systems, Inc.	308	390,473
NVIDIA Corp.	9,354	2,065,176
QUALCOMM, Inc.	2,294	391,081
Texas Instruments, Inc.	2,315	604,007
		8,673,474

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Systems Software - 2.6%
Crowdstrike Holdings, Inc. - Class A (a)	3,174	$733,194
Fortinet, Inc. (a)	1,074	183,579
Microsoft Corp.	4,632	2,349,767
Oracle Corp.	2,578	384,431
Palo Alto Networks, Inc. (a)	2,015	769,992
ServiceNow, Inc. (a)	3,029	448,262
Zscaler, Inc. (a)	203	38,242
		4,907,467
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	10,029	3,177,689
Dell Technologies, Inc. - Class C	2,947	1,343,861
Everpure, Inc. - Class A (a)	1,267	117,768
HP, Inc.	30	901
Sandisk Corp. (a)	655	1,026,188
Seagate Technology Holdings PLC	1,600	1,325,408
Super Micro Computer, Inc. (a)	394	14,688
Western Digital Corp.	3,050	1,374,178
		8,380,681
Total Information Technology		32,953,583

Materials - 1.9%
Construction Materials - 0.2%
CRH PLC	2,832	267,029
Martin Marietta Materials, Inc.	19	9,856
Vulcan Materials Co.	14	3,774
		280,659
Copper - 0.2%
Freeport-McMoRan, Inc.	5,339	404,376

Fertilizers & Agricultural Chemicals - 0.2%
Corteva, Inc.	4,741	401,231

Gold Mining - 0.4%
Anglogold Ashanti PLC	3,330	374,026
Newmont Corp.	2,769	349,060
		723,086
Industrial Gases - 0.4%
Air Products and Chemicals, Inc.	1,157	358,045
Linde PLC	773	378,445
		736,490
Metal, Glass & Plastic Containers - 0.1%
Ball Corp.	2,281	143,635

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.0% (b)
Packaging Corp. of America	11	$2,573

Specialty Chemicals - 0.4%
Albemarle Corp.	909	122,688
Ecolab, Inc.	1,247	353,150
International Flavors & Fragrances, Inc.	5	432
RPM International, Inc.	155	16,136
Sherwin-Williams Co.	1,029	348,635
		841,041
Steel - 0.0% (b)
Nucor Corp.	235	58,665
Total Materials		3,591,756

Real Estate - 0.0% (b)
Real Estate Services - 0.0% (b)
CBRE Group, Inc. - Class A (a)	102	14,873

Utilities - 1.6%
Electric Utilities - 1.3%
Alliant Energy Corp.	73	4,962
American Electric Power Co., Inc.	2,520	308,523
Constellation Energy Corp.	1,219	334,945
Duke Energy Corp.	2,878	345,101
Entergy Corp.	2,944	312,977
Evergy, Inc.	242	19,607
Eversource Energy	94	6,593
Exelon Corp.	6,990	305,603
NextEra Energy, Inc.	3,938	324,255
NRG Energy, Inc.	1,748	192,490
PPL Corp.	59	2,014
Southern Co.	3,911	344,168
Xcel Energy, Inc.	299	22,631
		2,523,869
Independent Power Producers & Energy Traders - 0.0% (b)
Talen Energy Corp. (a)	32	9,464
Vistra Corp.	182	25,001
		34,465
Multi-Utilities - 0.3%
Ameren Corp.	610	64,666
CenterPoint Energy, Inc.	231	9,148
CMS Energy Corp.	97	6,602
Consolidated Edison, Inc.	67	7,170
Dominion Energy, Inc.	427	28,186

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
DTE Energy Co.	108	$14,648
NiSource, Inc.	1,791	73,288
Public Service Enterprise Group, Inc.	92	6,746
Sempra	3,464	283,009
WEC Energy Group, Inc.	663	70,391
		563,854
Total Utilities		3,122,188
TOTAL COMMON STOCKS (Cost $65,166,318)		125,715,687

EXCHANGE TRADED FUNDS - 33.9%
Cambria Tax Aware ETF (c)	23,375	724,906
Dimensional US Marketwide Value ETF	10,778	615,424
Fidelity Blue Chip Growth ETF	27,028	1,665,195
Fidelity Value Factor ETF	47,106	3,885,774
First Trust RBA American Industrial Renaissance ETF	7,457	806,997
First Trust Value Line Dividend Index Fund	17,907	898,752
FT Energy Income Partners Enhanced Income Etf	15,463	351,938
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality Etf	6,441	550,061
Invesco Large Cap Growth ETF (a)	8,289	1,283,469
Invesco QQQ Trust Series 1	1,416	1,014,932
Invesco RAFI US 1000 ETF	25,066	1,400,437
Invesco S&P 500 Equal Weight ETF	16,056	3,522,526
Invesco S&P 500 Low Volatility ETF	155,437	11,609,590
Invesco S&P Global Water Index ETF	25,756	1,671,307
iShares Core Dividend Growth ETF	21,889	1,729,669
iShares Core S&P 500 ETF	2,507	1,932,245
iShares Core S&P Mid-Cap ETF	8,053	606,794
iShares Core S&P U.S. Value ETF	12,333	1,411,265
iShares MSCI USA Min Vol Factor ETF	5,645	573,080
iShares MSCI USA Momentum Factor ETF	2,201	661,092
iShares Russell 1000 Growth ETF	6,220	763,256
iShares Russell 1000 Value ETF	15,172	3,897,839
iShares Russell 2000 ETF	6,212	1,825,893
JPMorgan US Quality Factor ETF	14,049	1,050,725
ProShares S&P 500 Dividend Aristocrats ETF	35,904	2,077,764
Schwab U.S. Large-Cap Growth ETF	36,467	1,300,413
State Street SPDR S&P 400 Mid Cap Value ETF	36,965	3,479,515
State Street SPDR S&P 500 ETF Trust	5,086	3,901,216
Vanguard Information Technology ETF	9,404	1,133,088
Vanguard Morningstar Growth ETF	15,450	1,363,308
Vanguard Morningstar Total Stock Market ETF	5,150	1,947,473
Vanguard Morningstar Value ETF	11,102	2,496,285
Vanguard S&P 500 ETF	4,146	2,922,474
TOTAL EXCHANGE TRADED FUNDS (Cost $37,107,119)		65,074,702

CAMBRIA US EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate - 0.2%
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	1,685	$312,719
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $109,343)		312,719

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.59% (d)	796,579	796,579
TOTAL MONEY MARKET FUNDS (Cost $796,579)		796,579

TOTAL INVESTMENTS - 100.0% (Cost $103,179,359)		$191,899,687
Other Assets in Excess of Liabilities - 0.0% (b)		66,917
TOTAL NET ASSETS - 100.0%		$191,966,604

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CAMBRIA US EW ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)
Cambria US EW ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$125,715,687	$—	$—	$125,715,687
Exchange Traded Funds	65,074,702	—	—	65,074,702
Real Estate Investment Trusts	312,719	—	—	312,719
Money Market Funds	796,579	—	—	796,579
Total Investments	$191,899,687	$—	$—	$191,899,687
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES

Investments in issuers considered to be affiliate(s) of the Fund during the Current Fiscal Period for purposes of Section
2(a)(3) of the Investment Company Act of 1940, as amended, were as follows for the Fund:

Cambria Tax Aware ETF
Value as of December 17, 2025(a)(b)	$723,453
Additions	179,776
Reductions	(246,978)
Realized Gain (Loss)	66,922
Net Change in Unrealized Appreciation (Depreciation)	1,733
Value as of August 31, 2026	$724,906

Shares as of August 31, 2026	23,375

Dividend / Interest Income	$2,510
Capital Gain Distributions	—

(a)	Inception date of Fund.
(b)	Market value and shares of securities as a result of a non-taxable exchange.